Citi Fund Services
One Post Office Square, Suite 3710
Boston, Massachusetts 02109
September 28, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:
ProShares Trust - File Nos.: 333-89822; 811-21114 Rule 497(j) Filing
Dear Ladies and Gentlemen:
As Administrator on behalf of ProShares Trust (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 233 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on September 23, 2021 (Accession No. 0001683863-21-005292).
Questions related to this filing may be directed to my attention at (617) 859-3439 or, in my absence, to Kristen Freeman, ProFund Advisors LLC, at (240) 497-6400.
Sincerely,
/s/ Jennifer A. English
Jennifer A. English
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